Commitments and contingencies (Details) $ in Thousands, $ in Thousands	Apr. 25, 2019 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Commitments and contingencies
2019					$ 76,559	$ 1,506,903
2020					136,936	2,695,298
2021					164,856	3,244,844
2022 and thereafter					691,836	13,617,339
Total committed expenditures					$ 1,070,187	$ 21,064,384
Exchange rate	18.9578	19.6829	7.7440	609.6100			19.7354	7.3448	572.5600	20.6640	7.5221	561.1000